Intangibles (Estimated future amortization expense for lease premium assets) (Details) - Lease premium (a) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
2022	$ 242,004
2023	210,865
2024	192,232
2025	142,957
2026	115,935
Thereafter	248,520
Finite-Lived Intangible Asset, Expected Amortization	$ 1,152,513